13. Warrants (December 2013 Note) (Tables)	12 Months Ended
Dec. 31, 2013
Warrants and Rights Note Disclosure [Abstract]
Schedule Of Stockholders Equity Warrants
	Number of Warrants	Exercise Price per Share	Weighted Average Exercise Price per Share

Balance at December 31, 2011	4,712	$40.00	$40.00
Warrants Granted	53,810	$33.00	$33.00
Warrants Exercised	–
Warrants Expired or Cancelled	–
Balance at December 31, 2012	58,522	$33.00 – 40.00	$34.00
Warrants Granted	–	–	–
Warrants Exercised	–	–	–
Warrants Expired or Cancelled	(58,522)	$33.00 – 40.00	$34.00
Balance at December 31, 2013	–	–	$–

Exercisable at December 31, 2012	58,522	$33.00 – 40.00	$34.00
Exercisable at December 31, 2013	–	$–	$–